Note 16 - Derivative Financial Instruments (Detail) - Gain or Loss on Derivatives Not Designated as Hedging Instruments (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loss on derivatives	$ (637,403)	$ (1,498,122)	$ (4,221,817)
FFA Contract (Member)
FFA contracts – Fair value		(574,336)	9,692,455
FFA contracts - Realized loss	(2,247)	910,088	(10,875,776)
Interest Rate Swap [Member]
Interest rate – Fair value	1,057,928	(76,516)	(1,468,650)
Interest rate contracts - Realized loss	$ (1,693,084)	$ (1,758,158)	$ (1,569,846)